Osterweis Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Aerospace & Defense - 5.8%
Airbus SE - Class ADR - ADR	113,390	$4,516,891
L3Harris Technologies, Inc.	12,176	2,560,369
The Boeing Co. (a)	9,610	1,700,970
		8,778,230
Banks - 2.6%
JPMorgan Chase & Co.	16,400	3,931,244

Broadline Retail - 6.0%
Amazon.com, Inc. (a)	40,968	8,987,969

Chemicals - 2.8%
Air Products & Chemicals, Inc.	9,378	2,719,995
Linde PLC	3,729	1,561,221
		4,281,216

Commercial Services & Supplies - 2.8%
Waste Connections, Inc.	24,880	4,268,910

Electrical Equipment - 2.0%
AMETEK, Inc.	17,015	3,067,124

Electronic Equipment, Instruments & Components - 2.8%
Keysight Technologies, Inc. (a)	26,370	4,235,813

Financial Services - 3.9%
Visa, Inc. - Class A - Class A	18,730	5,919,429

Food Products - 2.0%
The Hershey Co.	18,075	3,061,001

Ground Transportation - 2.2%
Old Dominion Freight Line, Inc.	18,575	3,276,630

Health Care Equipment & Supplies - 4.7%
Becton Dickinson & Co.	10,681	2,423,199
Boston Scientific Corp. (a)	52,110	4,654,465
		7,077,664

Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	7,817	3,954,308

Insurance - 4.8%
Brown & Brown, Inc.	35,515	3,623,240
The Progressive Corp.	15,071	3,611,163
		7,234,403

Interactive Media & Services - 7.7%
Alphabet, Inc. - Class C - Class C	60,645	11,549,234

IT Services - 3.1%
Accenture PLC - Class A - Class A	13,269	4,667,901

Life Sciences Tools & Services - 4.3%
Danaher Corp.	11,871	2,724,988
Thermo Fisher Scientific, Inc.	7,242	3,767,506
		6,492,494

Machinery - 1.7%
Deere & Co.	6,021	2,551,098

Pharmaceuticals - 1.5%
Novo Nordisk AS - ADR	26,475	2,277,379

Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices, Inc. (a)	16,426	1,984,097
Analog Devices, Inc.	14,403	3,060,061
Broadcom, Inc.	21,720	5,035,565
NVIDIA Corp.	31,710	4,258,336
		14,338,059

Software - 11.8%
Intuit, Inc.	4,986	3,133,701
Microsoft Corp.	24,239	10,216,739
Salesforce, Inc.	13,358	4,465,980
		17,816,420

Specialty Retail - 6.0%
AutoZone, Inc. (a)	1,301	4,165,802
Ross Stores, Inc.	31,730	4,799,797
		8,965,599
Water Utilities - 2.0%
American Water Works Co., Inc.	24,000	2,987,760
TOTAL COMMON STOCKS (Cost $89,852,115)		139,719,885

REAL ESTATE INVESTMENT TRUSTS - 4.0%	Shares	Value
Industrial REITs - 2.6%
EastGroup Properties, Inc.	23,835	3,825,279

Specialized REITs - 1.4%
Lamar Advertising Co. - Class A - Class A	17,705	2,155,407
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,422,890)		5,980,686

SHORT-TERM INVESTMENTS - 3.5%		Value
Money Market Funds - 3.5%	Shares
Federated Hermes US Treasury Cash Reserves - Class Institutional, 4.20% (b)	5,338,436	5,338,436
TOTAL SHORT-TERM INVESTMENTS (Cost $5,338,436)		5,338,436

TOTAL INVESTMENTS - 100.1% (Cost $100,613,441)		151,039,007
Liabilities in Excess of Other Assets - (0.1)%		(155,482)
TOTAL NET ASSETS - 100.0%		$150,883,525
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Osterweis Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$139,719,885	$–	$–	$139,719,885
Real Estate Investment Trusts	5,980,686	–	–	5,980,686
Money Market Funds	5,338,436	–	–	5,338,436
Total Investments	$151,039,007	$–	$–	$151,039,007

Refer to the Schedule of Investments for further disaggregation of investment categories.